Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transaction Due From To Related Party [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties

Diana Shipping Services S.A. (“DSS” or the “Manager”): DSS, a wholly owned subsidiary of Diana Shipping Inc., a Company's major shareholder, provides (i) administrative services under an Administrative Services Agreement, for a monthly fee of $10; (ii) brokerage services pursuant to a Broker Services Agreement that DSS has entered into with Diana Enterprises Inc. (“Diana Enterprises”), a related party controlled by the Company's Chief Executive Officer and Chairman Mr. Symeon Palios, for annual fees of $1,040 until the completion of the public offering on June 15, 2011 and $1,300 thereafter; (iii) commercial and technical services pursuant to Vessel Management Agreements, signed between each shipowning company and DSS, under which the Company pays a commission of 1% of the gross charterhire or freight earned by each vessel and a technical management fee of $15 per vessel per month for employed vessels and $20 per vessel per month for laid-up vessels.

For 2012 and 2011 and for the period from January 7 (inception date) to December 31, 2010, DSS charged the Company the following amounts for (i) management fees and commissions under the Vessel Management Agreements, (ii) administrative fees under the Administrative Services Agreement and (iii) brokerage fees attributable to Diana Enterprises under the Broker Services Agreement between DSS and Diana Enterprises:

			For the period from January 7, 2010 (inception date) to December 31, 2010

	For the years ended December 31,
	2012	2011
Management fees, including capitalized fees	$1,641	$758	$203
Commissions	687	270	57
Administrative fees	120	120	88
Brokerage fees	1,300	1,182	607

Part of the management fees is separately presented in Management fees in the accompanying consolidated statements of operations and the other part is included in Vessels and in Advances for vessel acquisitions and other vessel cost in the accompanying consolidated balance sheets. Commissions are included in Voyage expenses in the accompanying consolidated statements of operations (Note 10). Administrative and brokerage fees are included in General and administrative expenses in the accompanying consolidated statements of operations.

As at December 31, 2012 and December 31, 2011, an amount of $612 and $263, respectively, was due to DSS and comprises a significant part of the account Due to related parties in the accompanying consolidated balance sheets.